Deferred Charges, Net	12 Months Ended
Dec. 31, 2021
Deferred Charges, Net
Deferred Charges, Net

6. Deferred Charges, Net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey
Costs
As of January 1, 2019	$13,031
Additions	7,157
Amortization	(8,733)
As of December 31, 2019	$11,455
Additions	16,916
Amortization	(11,032)
As of December 31, 2020	$17,339
Additions	4,643
Amortization	(10,181)
As of December 31, 2021	$11,801

The Company follows the deferral method of accounting for drydocking and special survey costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey, which is two and a half years. If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Furthermore, when a vessel is drydocked for more than one reporting period, the respective costs are identified and recorded in the period in which they were incurred and not at the conclusion of the drydocking.